General and Administrative Expenses	9 Months Ended
Sep. 30, 2019
General and Administrative Expenses [Abstract]
General and Administrative Expenses
12.	General and Administrative Expenses:

General and administrative expenses include public registration costs and costs in relation to the administration of the Company.

Company Administration Expenses: Company administration expenses for the nine-months ended September 30, 2018 and 2019 amounted to $73,399 and $211,548, respectively. Company administration expenses include audit fees, Chief Executive Officer and Chief Financial Officer compensation and other professional fees and expenses and are analyzed as follows:

	For the nine months ended
	September 30, 2018	September 30, 2019
Audit fees	$60,000	$69,205
Chief Executive and Chief Financial Officer compensation	9,000	9,000
Other professional fees	4,399	133,343
Total	$73,399	$211,548

Public Registration Costs: During the nine month periods ended September 30, 2018 and 2019, the Company incurred public registration costs of $234,406 and $132,091 respectively. Public registration costs relate to the costs incurred by the Company in connection with the Company’s registration and listing of its 2,400,000 issued and outstanding common shares in the Norwegian OTC on December 21, 2018 and the NASDAQ American Stock Exchange on February 11, 2019. Apart from registration and listing costs, public registration costs further include legal, consultancy and other costs incurred in connection with the subject listings.